Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash equivalents - money market funds	$ 513.2	$ 557.9
Other Investments	46.0	46.9
Investments pending settlement	44.8	2.2
Total other assets	44.8	2.2
Total assets measured at fair value	4,101.1	3,900.9
Liabilities
Derivative liabilities	(1.3)	(1.1)
Investments pending settlement	(14.3)
Total other liabilities	(15.6)	(1.1)
Total liabilities measured at fair value	(15.6)	(1.1)
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Assets
Fair value	3,410.2	3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	694.0	686.7
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Agencies
Assets
Fair value	11.8	16.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	44.1	76.0
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Corporate bonds
Assets
Fair value	1,941.7	1,787.3
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	275.6	188.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	23.4	51.1
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	419.6	439.4
Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	86.9	49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	86.9	49.0
Fair Value, Inputs, Level 1
Assets
Cash equivalents - money market funds	513.2	557.9
Other Investments	46.0	46.9
Investments pending settlement	44.8	2.2
Total other assets	44.8	2.2
Total assets measured at fair value	1,384.9	1,342.7
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(14.3)
Total other liabilities	(14.3)	0.0
Total liabilities measured at fair value	(14.3)	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Assets
Fair value	694.0	686.7
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	694.0	686.7
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Agencies
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Corporate bonds
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	86.9	49.0
Fair Value, Inputs, Level 1 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	86.9	49.0
Fair Value, Inputs, Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	2,716.2	2,558.2
Liabilities
Derivative liabilities	(1.3)	(1.1)
Investments pending settlement	0.0
Total other liabilities	(1.3)	(1.1)
Total liabilities measured at fair value	(1.3)	(1.1)
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Assets
Fair value	2,716.2	2,558.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Agencies
Assets
Fair value	11.8	16.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	44.1	76.0
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Corporate bonds
Assets
Fair value	1,941.7	1,787.3
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	275.6	188.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	23.4	51.1
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	419.6	439.4
Fair Value, Inputs, Level 2 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Agencies
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Corporate bonds
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	$ 0.0	$ 0.0